Long-term investments	12 Months Ended
Dec. 31, 2021
Long-term investments
Long-term investments

7. Long-term investments

The Group’s long-term investments consist of equity investments, held-to-maturity investments and other long-term investments.

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	43,689	44,415	6,970
Equity investments – measurement alternative	142,199	153,643	24,110
Equity investments - securities (Note 23(a))	—	988	155
Held-to-maturity investments	2,653	2,901	455
Other long-term investments	78,325	—	—
Total	266,866	201,947	31,690

Equity investments

In February 2019, the Group invested RMB54,616 for 21.33% of equity interest in Nanjing Tengbang Jinhong Tourism Industry Investment Fund Partnership (“Tengbang”). The investment was accounted for as an equity-method investment because the Group has significant influence over the operating and financial policies of Tengbang as the Group has one of the five board seats of Tengbang. In December 2020, the Group withdrew this investment and recognized a gain of RMB799 for the year ended December 31, 2020 from this investment.

In December 2016, Nanjing Zhongshan Financial Leasing Co., Ltd. (“Zhongshan”) was established and the Group invested RMB42,500 for 25% of equity interest in Zhongshan. This investment was accounted for as an equity-method investment because the Group has significant influence over the operating and financial policies of Zhongshan as the Group has one of the five board seats of Zhongshan. The Group recognized a gain of RMB1,191, a loss of RMB2 and a gain of RMB726 for the years ended December 31, 2019, 2020 and 2021 from this investment, respectively. As of December 31, 2021, the carrying value of its equity investment was RMB44,415.

Financial information of the investees described above have not been presented because they are not material to the Group’s consolidated income statements, either individually or in aggregate.

With the adoption of ASU 2016-01 effective from January 1, 2018, the Group elected a measurement alternative for equity investments that do not have readily determinable fair values and where the Group does not have the ability to exercise significant influence over operating and financial policies of the entity. During the years ended December 31, 2019, 2020 and 2021, the Group remeasured certain equity investments based on the information obtained from observable transactions and recognized a gain of RMB18,356, a loss of RMB9,021 and a gain of RMB11,443, respectively.

During the year ended December 31, 2020, the Group recognized impairment losses of RMB49,502 on certain equity investments based on the Group’s assessment of current economic conditions with the considerations of COVID-19 impacts, as well as the operating performance of the investees. The impairment was recorded in other income/(loss). No impairment loss was recognized for long-term investments for the years ended December 31, 2021 and 2019.

Held-to-maturity investments

During 2019, the Group made investments in time deposits that the Group has intention and ability to hold until maturity. The Group classified these investments as held-to-maturity investments. As of December 31, 2020 and 2021, the carrying value of RMB2,653 and RMB 2,901, respectively.

7. Long-term investments – continued

Other long-term investments

The Group also made several investments in financial products with maturities over one year. The Group measured these other long-term investments at their fair value and the carrying value was RMB78,325 and nil as of December 31, 2020 and 2021, respectively.